Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 1,144,072.2	$ 37,229.8	$ 663,036.0	$ 584,746.3
Adjustments for:
Depreciation expense	428,498.2	13,944.0	414,187.7	324,538.4
Amortization expense	8,756.1	284.9	8,207.2	7,186.2
Expected credit losses recognized (reversal) on investments in debt instruments	52.4	1.7	(2.7)	3.7
Finance costs	11,750.0	382.4	5,414.2	2,081.5
Share of profits of associates	(7,679.8)	(249.9)	(5,512.7)	(3,562.0)
Interest income	(22,422.2)	(729.7)	(5,708.8)	(9,018.4)
Share-based compensation	302.4	9.8	7.8	6.6
Loss (gain) on disposal or retirement of property, plant and equipment, net	(98.9)	(3.2)	273.6	(188.9)
Loss on disposal or retirement of intangible assets, net	6.0	0.2	1.2	0.6
Impairment loss on property, plant and equipment	790.7	25.7	274.4	10.2
Gain on financial instruments at fair value through profit or loss, net				(3.0)
Loss (gain) on disposal of investments in debt instruments at fair value through other comprehensive income, net	410.1	13.3	(93.2)	(1,439.4)
Loss (gain) on foreign exchange, net	10,342.7	336.6	(16,115.9)	(1,372.6)
Dividend income	(266.8)	(8.7)	(362.3)	(637.6)
Others	138.8	4.5	(414.2)	13.5
Changes in operating assets and liabilities:
Financial instruments at fair value through profit or loss	(1,354.4)	(44.1)	2,649.2	(2,965.2)
Notes and accounts receivable, net	(32,169.9)	(1,046.8)	(52,105.9)	(8,082.7)
Receivables from related parties	(868.7)	(28.3)	(157.2)	304.0
Other receivables from related parties	(7.5)	(0.2)	(10.9)	7.6
Inventories	(28,046.8)	(912.7)	(55,748.9)	(54,372.2)
Other financial assets	(1,680.6)	(54.7)	(8,236.9)	1,389.5
Other current assets	(4,450.9)	(144.8)	(3,899.0)	(1,358.1)
Accounts payable	7,594.1	247.1	8,298.3	404.6
Payables to related parties	205.4	6.7	(670.5)	672.8
Salary and bonus payable	12,633.4	411.1	3,730.9	3,798.9
Accrued profit sharing bonus to employees and compensation to directors	25,223.9	820.9	843.7	12,032.1
Accrued expenses and other current liabilities	46,578.8	1,515.7	84,322.7	20,617.4
Other noncurrent liabilities	101,390.5	3,299.4	154,086.0
Net defined benefit liability	(2,538.8)	(82.6)	(635.2)	(785.2)
Cash generated from operations	1,697,160.4	55,228.1	1,195,658.6	874,028.6
Income taxes paid	(86,561.2)	(2,816.8)	(83,497.9)	(51,362.4)
Net cash generated by operating activities	1,610,599.2	52,411.3	1,112,160.7	822,666.2
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of financial instruments at fair value through profit or loss - debt instruments	(125.5)	(4.1)
Acquisitions of financial assets at fair value through other comprehensive income	(54,566.7)	(1,775.7)	(255,888.7)	(262,637.5)
Acquisitions of financial assets at amortized cost	(183,125.9)	(5,959.2)	(3,799.7)	(4,302.8)
Acquisitions of property, plant and equipment	(1,082,672.1)	(35,231.8)	(839,195.7)	(507,238.7)
Acquisitions of intangible assets	(6,954.3)	(226.3)	(9,040.7)	(9,542.4)
Proceeds from disposal or redemption of financial instruments at fair value through profit or loss - debt instruments				30.0
Proceeds from disposal or redemption of financial assets at fair value through other comprehensive income	44,963.4	1,463.2	254,604.5	266,931.9
Proceeds from disposal or redemption of financial assets at amortized cost	62,329.7	2,028.3	9,368.3	285.2
Proceeds from disposal or redemption of property, plant and equipment	983.3	32.0	390.4	606.7
Proceeds from disposal or redemption of intangible assets	12.6	0.4
Proceeds from return of capital of investments in equity instruments at fair value through other comprehensive income	2.9	0.1	115.6	51.1
Derecognition of hedging financial instruments	1,684.4	54.8	276.3	(308.8)
Interest received	18,083.7	588.5	5,990.9	9,775.1
Other dividends received	266.8	8.7	362.3	735.1
Dividends received from investments accounted for using equity method	2,749.7	89.5	2,136.4	2,752.1
Increase in prepayments for leases			(1,200.0)	(4,693.4)
Refundable deposits paid	(2,117.1)	(68.9)	(1,997.3)	(726.9)
Refundable deposits refunded	505.4	16.4	683.7	1,431.9
Net cash used in investing activities	(1,190,928.3)	(38,754.6)	(836,365.8)	(505,781.7)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in short-term loans	(111,960.0)	(3,643.3)	35,668.4	(31,571.6)
Proceeds from short-term bills payable				7,485.3
Repayments of short-term bills payable				(7,500.0)
Proceeds from issuance of bonds	198,293.6	6,452.8	364,592.8	236,725.7
Repayment of bonds	(4,400.0)	(143.2)	(2,600.0)	(31,800.0)
Proceeds from long-term bank loans	2,670.0	86.9	1,510.0	2,000.0
Repayment of long-term bank loans	(166.7)	(5.4)
Payments for transaction costs attributable to the issuance of bonds	(414.3)	(13.5)	(737.7)	(390.7)
Treasury stock acquired	(871.6)	(28.4)
Repayment of the principal portion of lease liabilities	(2,428.3)	(79.0)	(1,985.3)	(2,615.7)
Interest paid	(12,218.6)	(397.6)	(3,833.6)	(1,781.1)
Guarantee deposits received	271.4	8.8	469.0	145.6
Guarantee deposits refunded	(62.1)	(2.0)	(36.8)	(16.1)
Cash dividends	(285,234.2)	(9,282.0)	(265,786.4)	(259,303.8)
Disposal of ownership interests in subsidiaries (without losing control)			9,451.8
Donation from shareholders	13.2	0.4	11.3	7.3
Increase (decrease) in non-controlling interests	16,263.6	529.3	(115.0)
Net cash generated by (used in) financing activities	(200,244.0)	(6,516.2)	136,608.5	(88,615.1)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	58,397.0	1,900.3	(7,583.8)	(23,498.1)
NET INCREASE IN CASH AND CASH EQUIVALENTS	277,823.9	9,040.8	404,819.6	204,771.3
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,064,990.2	34,656.4	660,170.6	455,399.3
CASH AND CASH EQUIVALENTS, END OF YEAR	1,342,814.1	43,697.2	1,064,990.2	660,170.6
Land use right and others [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from government grants	5.3	0.2	6.6	25.4
Property, plant and equipment [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of property, plant and equipment	(1,082,672.1)		(839,195.7)	(507,238.7)
Proceeds from government grants	$ 7,046.1	$ 229.3	$ 821.3	$ 1,044.3